October 24, 2007

VIA EDGAR AND OVERNIGHT COURIER

Securities and Exchange Commission

100 F Street, N.E.

Mail Stop 7010

Washington, D.C. 20549

Attn: Anne Nguyen Parker

Re:	Echo Healthcare Acquisition Corp.

Amendment No. 1 to Registration Statement on Form S-4

Filed September 17, 2007

File No. 333-144889

Ladies and Gentlemen:

On behalf of our client, Echo Healthcare Acquisition Corp. (“Echo” or the “Company”), we are responding to the comments received from your office by letter dated October 9, 2007 (the “October Comment Letter”) with respect to the above-referenced Amendment No. 1 to Form S-4 (the “Form S-4”).

We have restated and responded to each of your comments in the October Comment Letter below. Capitalized terms used in this letter have the meanings ascribed to them in the Form S-4. An amendment to the Form S-4 is being filed concurrently reflecting the Company’s responses to your comments. Information regarding XLNT has been provided to us by or on behalf of XLNT.

As discussed with Ms. Moncada-Terry, we would like to obtain an order of effectiveness on or about November 1, 2007. This is necessary in order to permit an adequate time for the solicitation of proxies while still permitting a closing prior to year-end. To that end, we would greatly appreciate any expedited review that the staff might be able to provide to this filing.

To facilitate the staff’s review of Amendment No. 2 to the Form S-4, please note that on October 23, 2007, Echo and XLNT entered into the Second Amended and Restated Merger Agreement (the “Second Amendment”). The material changes between the Second Amendment and the Amended and Restated Merger Agreement entered into in February 2007 (the “First Amendment”) are as follows:

•

The maximum amount of XLNT’s debt that will be assumed by Echo has been increased by $3.0 million. Thus, XLNT indebtedness in excess of $19.5 million (formerly $16.5 million) will constitute Excess Indebtedness (as defined in the Second Amendment).

•	The minimum amount of cash that Echo must deliver from its trust fund at closing has been reduced from $52.0 million to $50.0 million.

Securities and Exchange Commission
October 24, 2007

•

Due to the length of time that has elapsed since the signing of the original merger agreement, certain representations and warranties of XLNT have been revised to reflect the level of Echo’s current understanding of XLNT’s business and operations.

•	Various other provisions of the First Amendment that are no longer operative (e.g., the “fiduciary out” provision) have been deleted.

Appropriate changes have been made throughout the Form S-4 to reflect the foregoing.

General

1.

Comment:        You disclose on a Form 8-K filed September 27, 2007 that you have hired a Chief Financial Officer. Please provide appropriate discussion of this event, including disclosure regarding his employment agreement and compensation, and file any material agreements as exhibits.

Response:      In response to the staff’s comment, the disclosure under the caption “Directors and Management of Echo Following the Merger” on page 150 has been revised to include a reference to Mr. Eisenhauer as the Chief Financial Officer in the table and to provide a five year summary of his experience. The disclosure under the caption “XLNT Compensation Discussion and Analysis – Employment Agreements” has also been revised to include a discussion of the material terms of Mr. Eisenhauer’s employment agreement. Finally, we have updated the pro forma adjustments on pages 132, 134, 135 and 137 of the Form S-4 to include Mr. Eisenhauer’s compensation.

2.	Comment: We note your response to prior comment 19. Please ensure compliance with the comment, unless the requirement to exchange legal opinions is waived.

Response:      The Second Amendment does not include a requirement to exchange legal opinions as a closing condition to the merger. The Form S-4 has been revised to delete the references to such conditions.

3.

Comment:        We note your response to prior comment 41. Please confirm that there were no material differences between the findings in Mr. Pendergest’s report and the findings in the Morgan Joseph analysis. If there were any material differences, please describe in some detail Mr. Pendergest’s report.

Response:      Mr. Pendergest's analysis was prepared based on the same revenue and EBITDA Margin assumptions used in the Morgan Joseph base case analysis. Accordingly, the results generated were not materially different from the subsequent

Securities and Exchange Commission
October 24, 2007

Morgan Joseph analysis. Mr. Pendergest’s analysis was a very basic draft analysis that was never finalized or used because the Morgan Joseph analysis superseded Mr. Pendergest’s analysis and provided a more extensive and comprehensive analysis.

Questions and Answers about the Merger, page 1

4.	Comment: Please file the fairness opinion prior to effectiveness. Once filed, we will need sufficient time to complete our review and may have further comments.

Response:      We have included in the Form S-4 the text of the fairness opinion that was rendered by Piper Jaffray to the Special Committee in connection with the Special Committee’s approval and recommendation of the Second Amendment, as well as disclosure of the methodology employed by Piper Jaffray in connection with rendering such opinion.

How was the aggregate consideration and exchange ratio determined? Page 2

5.	Comment:	Please explain the reference to “Parent Common Stock Per Share.”

Response:      In response to the staff’s comment, we have cross-referenced the reference to “Parent Common Stock Per Share Issue Price” that appears in the Q&A on page 2 to the table included on page 46 setting forth the calculation of the Aggregate Merger Consideration and Exchange Ratio. We have also revised the disclosure on page 46 under the table to include definitions for the various terms that are used in the table and defined in the Second Amendment.

Summary, page 9

6.

Comment:        We reissue prior comment 10. We note that the revised disclosure refers to “certain material information.” As noted in our comment, although the summary is not required to include all the information that is in the prospectus, it should include all the material information.

Response:      In response to the staff’s comment, we have revised the lead-in to the “Summary” to indicate that the summary includes all the material information in the proxy statement/prospectus.

Echo’s Business Rationale for Merging with XLNT, page 10

Securities and Exchange Commission
October 24, 2007

7.	Comment: Please explain the statement in your response to prior comment 14 that “XLNT had demonstrated building a pipeline of pending possible acquisitions,” and revise your disclosure as necessary.

Response:      As discussed with Ms. Carmen Moncada-Terry on October 11, 2007, it appears that our prior supplemental response created some confusion regarding XLNT’s ongoing acquisition activities. We confirm to the staff that XLNT is not presently engaged in any acquisition activities and has no pending letters of intent, agreements in principle or definitive agreements pending closing. Our statement in our prior response regarding XLNT’s success in “building a pipeline of pending possible acquisitions” was intended to reflect the opinion of Echo’s special committee and Board regarding XLNT’s ability to grow through acquisitions at the time that discussions were commencing between Echo and XLNT. As noted in the disclosure under the caption “Echo’s Business Rationale for Merging with XLNT – Demonstrated Ability to Grow Through Acquisitions”, XLNT consummated 14 acquisitions in the final three quarters of 2006 and six acquisitions in the first quarter of 2007. Subsequent to March 31, 2007, XLNT has suspended all acquisition activities until the completion of the merger with Echo.

8.

Comment:        We note that you state that you “do not believe that April 2006 represents a relevant line of demarcation for assessing the proposed transaction.” However, it appears that information prior to April 2006 is material in assessing Echo’s reasons for selecting XLNT as an acquisition candidate. Please discuss what consideration was given to the number of hospitals that XLNT had acquired by April 2006.

Response:      As discussed with Ms. Moncada-Terry on October 11, 2007, Echo first began considering XLNT as a possible acquisition candidate because of various subjective factors regarding the market space. Echo’s management did not consider the number of hospitals that XLNT owned at the time. To that end, we have revised the disclosure under the caption “Echo’s Business Rationale for Merging with XLNT – Demonstrated Ability to Grow Through Acquisition” to clarify that Echo first began considering XLNT as a possible acquisition candidate because of Echo’s view that both the veterinary healthcare market as well as XLNT’s business strategy represented an attractive investment opportunity. This view was coupled with Echo’s belief that XLNT’s management had the capability to identify, complete and integrate additional veterinary hospitals to augment XLNT’s operating platform.

9.

Comment:        We note your response to prior comment 15, but we do not concur. We therefore reissue the comment. We note that the information we are requesting appears to be material in that it may give the reader some context in your selection of XLNT as a suitable candidate for acquisition.

Securities and Exchange Commission
October 24, 2007

Response:      As discussed with Ms. Moncada-Terry on October 11, 2007, in considering XLNT as a possible acquisition candidate, Echo did not in April 2006 consider whether XLNT’s fair market value exceeded 80% of Echo’s net asset value. We have added additional disclosure under the caption “Echo’s Business Rationale for Merging with XLNT – Demonstrated Ability to Grow Through Acquisition” to clarify that Echo did not consider the 80% test in April 2006 and that the requirement ultimately contained in the Merger Agreement that XLNT demonstrate minimum 2006 pro forma revenues of $57.5 million would result in the Aggregate Merger Consideration to be paid by Echo being in excess of 80% of Echo’s net asset value because the consideration was based on a 2x multiple of XLNT’s 2006 pro forma revenue.

XLNT’s Business Rationale for Merger, page 11

10.

Comment:        We note the statements, “XLNT also believes that the terms of the merger are more attractive than the terms of alternatives sources of financing that would be available to it” and “The abilities and experience of the directors of Echo who are expected to remain as directors of the combined company after the merger will be highly valuable in executing its strategy.” Please cross reference each statement to sections of the filing where you explain in more detail the assertions.

Response:      In response to the staff’s comment, we have added cross references on page 11 to both “Due Diligence – Comparison of Theoretical Returns From Echo Merger and Private Equity Investment” and “Directors and Management of Echo Following the Merger”.

Echo Compensation Discussion and Analysis page 144

11.	Comment: Please quantify the out-of-pocket expenses that have been reimbursed to Echo’s officers, directors and special advisors.

Response:      In response to the staff’s comment, we have added disclosure to “Echo Compensation Discussion and Analysis” on page 156 setting forth that Echo has paid $199,000 for the out-of-pocket expenses that have been reimbursed to Echo’s officers, directors and special advisors.

XLNT Compensation Discussion and Analysis, page 144

Securities and Exchange Commission
October 24, 2007

12.	Comment: We note your response to prior comment 64. It does not appear that you have addressed the comment fully. Please describe XLNT’s compensation policies and philosophy for 2006.

Response:      In response to the staff’s comment, we have added additional disclosure to “XLNT Compensation Discussion and Analysis – Other Compensation Components – 2006 Executive Compensation” to clarify that because Robert Wallace was the only executive officer of XLNT during 2006, XLNT did not consider or utilize any general compensation policy or philosophy, but rather approved Mr. Wallace’s compensation on a stand-alone basis without regard to a generalized policy or philosophy.

13.

Comment:        Please relocate the disclosure at the bottom of page 147 regarding Mr. Wallace’s compensation and place it under this caption. Also, expand the disclosure to describe in more specific terms the contributions of Mr. Wallace that were considered in setting his compensation. For example, explain how Mr. Wallace’s performance contributed in increasing shareholder value. Explain the “general business experience” that was considered in determining his compensation.

Response:      In response to the staff’s comment we have relocated the disclosure at the bottom of old page 147 and have placed in under the caption XLNT Compensation Discussion and Analysis. We have also expanded the disclosure to describe in more specific terms the contributions made by Mr. Wallace in setting his compensation.

Signatures

14.	Comment: Please ensure that the officers and directors properly sign and date each filing of the Form S-4.

Response:      We note the staff’s comment and acknowledge our intent to ensure that the officers and directors properly sign and date each filing of the Form S-4.

Notes to Unaudited Pro Forma Condensed Combined Financial Statements page 133

Note 2 - Pro Forma Adjustments page 133

15.

Comment:        We have read your response to prior comment 57, but are unable to concur with your conclusion. Although the suggested course of action you describe in adjustments (D) and (1) in Table A and adjustments (L) and (R) in Table B may be possible, the adjustments do not appear to satisfy the “directly attributable” notion stipulated in Article 11 of Regulation S-X. The staff generally views this concept as excluding, by definition, all transactions and adjustments where, by their nature, present alternative courses of action, or extensions of directly attributable transactions to other

Securities and Exchange Commission
October 24, 2007

possibilities. As your course of action was not contractually constrained, but rather an alternative emanating from a directly attributable transaction, please eliminate these pro forma adjustments, as they do not appear to comply with the requirements of Article 11 of Regulation S-X.

Response:      In response to the staff’s comment, we have eliminated the pro forma adjustments in Tables A and B as requested.

XLNT Veterinary Care Inc. and Subsidiaries, and Bascom Animal Hospital and Lawrence Pet Hospital, Inc., page F-17

Notes to Consolidated Financial Statements, page F-24

Note 11 - Commitments and Contingencies, page F-45

16.

Comment:        We note that, in sub-section (d), “Right to Repurchase,” in response to prior comment 73, you expanded your disclosure to more fully define a “liquidity event.” Additionally, in the case of the right to repurchase Bascom Animal Hospital and Lawrence Pet Hospital, Inc., you addressed the likelihood of such repurchase rights being exercised by the seller. However, a similar disclosure was not made corresponding to the seller’s right to repurchase All About Pets. Accordingly, please further expand your disclosure to address the likelihood of such repurchase right being exercised by the seller of All About Pets.

Response:      In response to the staff’s comment, we have expanded the disclosure regarding the repurchase right held by the seller of All About Pets to address the likelihood of such repurchase right being exercised by such seller. In addition, upon review of the underlying documents, we have revised the disclosure to clarify that Dr. Reed only has the right to repurchase Lawrence, not Bascom.

Securities and Exchange Commission
October 24, 2007

Thank you for your consideration of our responses to your comments. We sincerely hope that the staff views our responses as complete and would very much appreciate the staff contacting us as soon as practicable to inform us if any further information is required in connection with its review.

If you have any questions, or if we can be of further assistance to you in the review process, please call me at (404) 572-6787 or Hannah Crockett at 404-572-6891.

Very truly yours,

Rick Miller

cc:	Mr. Gene Burleson
Mr. Joel Kanter
Mr. Kevin Pendergest

George Villasana, Esq.

Joel Rubinstein, Esq.

Eliot Robinson, Esq.

Hannah Crockett, Esq.

Rebecca Schuster, Esq.